LAWSUITS AND LITIGATIONS (Schedule of Claims or Breach of Consumer Protection Law and Customer Agreement Claims) (Details) - Agreement claims [Member] ₪ in Millions	Dec. 31, 2017 ILS (₪) Claims
Disclosure of contingent liabilities [line items]
Number of claims | Claims	47
Total claims amount (NIS million) | ₪	₪ 3,375
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	26
Total claims amount (NIS million) | ₪	₪ 640
NIS 100-400 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	6
Total claims amount (NIS million) | ₪	₪ 1,330
NIS 400 million - NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	2
Total claims amount (NIS million) | ₪	₪ 1,405
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	13
Total claims amount (NIS million) | ₪